Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Inventories

	December 31,
	2011	2010
Crude oil	$204	$98
Petroleum and chemical products	120	126
Coal and coke	190	83
Materials, supplies and other	73	97

	$587	$404